Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($) Restaurants Country Distributor	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Summary Of Accounting Policies [Line Items]
Number of countries in which company and franchise restaurants operated | Country	100
Number of restaurants in operation | Restaurants	19,043
Number of franchise restaurants in operation | Restaurants	18,978
Number of company restaurants in operation | Restaurants	65
Number of distributors | Distributor	4
Percentage service contributed by four distributors for US system restaurant	89.00%
Maturity period of cash and cash equivalents	Three months or less
Plan completion period	1 year
Goodwill and Brand impairment	$ 0	$ 0
Restaurant business disposal period for writing of acquisition	6 months
Advertising expense, net of franchisee contributions		2,400,000	$ 6,200,000	$ 48,300,000
Restructuring costs	$ 16,300,000
Expected future restructuring charges	$ 24,800,000
Defined contribution plan, maximum employee contribution percentage	50.00%
Employees compensation percentage	4.00%
Employer's matching contribution percentage	100.00%
Contributions to the Savings Plan and the ERP on behalf of restaurant and corporate employees	$ 1,300,000	1,000,000	1,800,000
Reduction in term debt due to retrospective application of amendment	$ 150,100,000	43,000,000
Canadian Plans [Member]
Summary Of Accounting Policies [Line Items]
Defined contribution plan, maximum employee contribution percentage	2.00%
Employees compensation percentage	500.00%
Employer's matching contribution percentage	1.00%
Us Plan [Member]
Summary Of Accounting Policies [Line Items]
Defined contribution plan, maximum employee contribution percentage	75.00%
Inventories and Other Current Assets [Member]
Summary Of Accounting Policies [Line Items]
Reduction in term debt due to retrospective application of amendment	$ 20,500,000	9,100,000
Other Assets, Net [Member]
Summary Of Accounting Policies [Line Items]
Reduction in term debt due to retrospective application of amendment	129,600,000	$ 33,900,000
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Insurance program deductibles	$ 5,000,000
Predecessor [Member]
Summary Of Accounting Policies [Line Items]
Goodwill and Brand impairment			$ 0